UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22657

PSG CAPITAL MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

8161 Maple Lawn Boulevard

Suite 400

Maple Lawn, MD  20759

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (301) 543-6000

Paracorp Incorporated

2140 S. Dupont Highway

Camden, DE  19934

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th floor

Columbus, Ohio  43215

Date of fiscal year end: March 31st

Date of reporting period: December 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

	PSG Tactical Growth Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 44.34%

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 0.92%
1,850	Carbo Ceramics, Inc.	$ 144,929

Application Software - 1.96%
7,575	Microsoft Corp. ***	202,326
3,130	Oracle Corp.	104,292
		306,618
Business Equipment - 1.26%
28,867	Xerox Corp.	196,873

Cigarettes - 1.07%
5,356	Altria Group, Inc. ***	168,393

Crude Petroleum & Natural Gas - 0.88%
8,250	Chesapeake Energy Corp.	137,115

Drilling Oil & Gas Wells - 0.46%
5,000	Nabors Industries Ltd. *	72,250

Electronic Components & Accessories - 0.72%
9,000	Corning, Inc. ***	113,580

Fire, Marine & Casualty Insurance - 5.14%
537	Alleghany Corp. *	180,121
10,160	American International Group, Inc. (*) (***)	358,648
2,600	Loews Corp.	105,950
443	Fairfax Financial Holdings, Ltd. (Canada) ***	159,923
		804,642
Gold & Silver Ores - 2.72%
3,483	Allied Nevada Gold Corp. *	104,943
1,000	Newmont Mining Corp.	46,440
7,418	Novagold Resources, Inc.	33,455
2,141	Barrick Gold Corp.	74,956
3,900	Gold Fields Ltd. ADR ***	48,711
1,375	Goldcorp, Inc. ***	50,462
1,870	Silver Wheaton Corp.	67,470
		426,437
Hospital & Medical Service Plans - 3.46%
4,445	Cigna Corp.	237,630
2,050	Humana, Inc.	140,692
2,678	WellPoint, Inc.	163,144
		541,466
Insurance Agents, Brokers & Services - 1.84%
2,586	Aon Plc. (United Kingdom)	143,807
332	Markel Corp. *	143,895
		287,702
Lumber & Wood Products (No Furniture) - 0.98%
6,470	Leucadia National Corp.	153,921

Malt Beverages - 0.90%
1,050	Boston Beer Company, Inc. (*) (***)	141,173

Mining Machinery & Equip (No Oil & Gas Field Mach & Equip) - 0.91%
2,230	Joy Global, Inc.	142,229

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.49%
4,000	Cloud Peak Energy, Inc. (*) (***)	77,320

Motor Vehicles & Passenger Car Bodies - 1.43%
7,750	General Motors Co. *	223,432

Oil & Gas Field Machinery & Equipment - 0.07%
7,500	Poseidon Concepts Corp. (Canada)	10,620

Petroleum Refining - 3.11%
5,239	BP Plc ADR ***	218,152
2,650	Conocophilips ***	153,674
1,940	Murphy Oil Corp.	115,527
		487,353
Pharmaceutical Preparations - 6.12%
3,000	AstraZeneca Plc ADR ***	141,810
4,100	Forest Laboratories, Inc. *	144,812
2,712	Johnson & Johnson ***	190,111
2,378	Novartis AG	150,527
4,031	Teva Pharmaceutical Industries Ltd.	150,518
3,029	Valeant Pharmaceuticals International, Inc. (Canada) *	181,043
		958,821
Radio & TV Broadcasting & Communications Equipment - 1.65%
10,290	Vodafone Group Plc ADR	259,205

Retail-Drug Stores & Proprietary Stores - 1.02%
4,307	Walgreen Co. ***	159,402

Retail-Miscellaneous Retail - 0.92%
12,600	Staples, Inc.	143,640

Services-Misc Health & Allied Services, NEC - 0.49%
700	DaVita Healthcare Partners, Inc. *	77,371

Services-Motion Picture & Video Tape Production - 0.85%
8,000	Dreamworks Animation SKG, Inc. *	132,560

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 1.43%
3,310	Procter & Gamble Co.	224,716

Specialty Cleaning, Polishing and Sanitation Peparations - 0.93%
2,000	The Clorox Co.	146,440

Surgical & Medical Instruments & Apparatus - 1.01%
2,735	Covidien Plc. (Ireland)	157,919

Telephone Communications (No Radiotelephone) - 0.58%
4,000	Vivendi SA ADR	91,240

Wholesale-Groceries & Related Products - 1.02%
5,070	Sysco Corp.	160,516

TOTAL FOR COMMON STOCK (Cost $6,850,003) - 44.34%		6,947,883

CLOSED-END MUTUAL FUNDS - 4.97%
12,000	Calamos Convertible & High Income Fund	145,800
6,500	Doubleline Opportunistic Credit Fund	175,500
7,162	John Hancock Preferred Income Fund II	155,129
5,000	Pimco Dynamic Income Fund	146,200
16,500	Templeton Global Income Fund	155,760

TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $764,736) - 4.97%		778,389

CORPORATE BONDS - 1.82%
100,000	Caesar's Entertainment Operating Co., Inc. 12.75%, 04/15/18	75,250
50,000	Clear Channel Communications 9.00%, 03/01/21	45,250
35,000	First Data Corp. 12.625%, 01/15/21	37,257
77,000	Nuveen Investments, Inc. 5.50% 09/15/15	73,920
50,000	Sprint Capital Corp. 6.875%, 11/15/28	53,200

TOTAL FOR CORPORATE BONDS (Cost $279,919) - 1.82%		284,877

EXCHANGE TRADED FUNDS - 10.76%

16,332	iShares MSCI Japan Index	159,237
2,000	Market Vectors Gold Miners ETF	92,780
8,650	Market Vectors Junior Gold Miners ETF	171,183
8,000	ProShares Short MSCI Emerging Markets *	213,440
8,075	ProShares Short QQQ *	206,478
6,348	ProShares Short Russell2000 *	154,383
5,800	ProShares Short S&P500 *	197,374
1,794	SPDR Gold Shares *	290,665
2,000	Utilities Select Sector SPDR	69,841
3,000	WisdomTree Japan SmallCap Dividend Index	131,100

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,762,101) - 10.76%		1,686,481

PREFERRED - 2.61%

Finance Services - 1.36%
1,480	Ally Financial, Inc. 8.500% Series A 12/31/49 **	38,880
2,000	JPMorgan Chase Capital XXIX 6.70% Capital Securities, Series CC 04/02/40	51,100
2,000	Citigroup Capital XIII 7.875% Series 10/30/40	55,800
2,500	Qwest Corp. NT 7.375%, 6/01/51	67,025
		212,805
Insurance Agents, Brokers & Services - 0.48%
3,000	MetLife, Inc. Series B, 6.500%, 12/31/49	75,666

Oil Comp-Exploration & Production - 0.45%
2,747	Nexen, Inc. 7.35% Preferred Subordinated Note 11/01/43	69,939

Real Estate Investment Trusts - 0.33%
2,000	Kimco Realty Corp. 6.00% Series I 12/31/49	51,220

TOTAL FOR PREFERRED (Cost $410,095) - 2.61%		409,630

PUT OPTIONS - 0.22% *

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put

15,000	iShares Russell 2000 Index
	February 2013 Put @ $83.00	19,110

15,000	PowerShares QQQ
	January 2013 Put @ $65.00	14,700

	Total (Premiums Paid $61,013) - 0.22%	33,810

SENIOR NOTES - 0.18%
1,000	United States Cellular Corp. 6.95% Senior Notes due 2060	27,530

TOTAL FOR SENIOR NOTES (Cost $26,233) - 0.18%		27,530

SHORT TERM INVESTMENTS - 36.77%
250,000	Huntington Conservative Deposit Account 0.06% ** (Cost $250,000)	250,000
5,510,974	Fidelity Institutional Treasury Only Money Market Fund Class I 0.01% ** (Cost $5,510,974)	5,510,974

TOTAL FOR SHORT TERM INVESTMENTS (Cost $5,760,974) - 36.77%		5,760,974

TOTAL INVESTMENTS (Cost $15,915,074) - 101.67%		15,929,574

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.67%)		(261,257)

NET ASSETS - 100.00%		$ 15,668,317

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
*** Some or all of these shares may be securities pledged as collateral

	PSG Tactical Growth Fund
	Schedule of Securities Sold Short
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 16.29%

Apparel & Other Finished Prods of Fabrics & Similar Material - %
750	Lululemon Athletica, Inc.	$ 57,173

Retail-Grocery Stores
400	Whole Foods Market, Inc.	36,464

Retail-Jewelry Stores
600	Tiffany & Co.	34,404

Services-Business Services, NEC - %
547	Accenture Plc (Ireland)	36,376
744	eBay, Inc.	37,942
		74,318
EXCHANGE TRADED FUNDS - 8.91%
2,500	ProShares Ultra QQQ	137,025
745	ProShares Ultra Real Estate	51,472
2,130	ProShares Ultra S&P500	128,545
2,900	SPDR S&P Homebuilders	77,140
		394,182

TOTAL FOR SECURITIES SOLD SHORT (Cost $596,500)		$ 596,541

	PSG Tactical Growth Fund
	Schedule of Options Written
	December 31, 2012 (Unaudited)

CALL OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Call

1,000	CARBO Ceramics, Inc.
	January 2013 Call @ $85.00	$ 400

1,000	Chesapeake Energy Corp.
	January 2013 Call @ $23.00	20

4,000	Chesapeake Energy Corp.
	January 2013 Call @ $20.00	160

4,000	Cloud Peak Energy, Inc.
	February 2013 Call @ $22.50	1,100

4,000	Corning, Inc.
	January 2013 Call @ $15.00	40

3,000	Corning, Inc.
	February 2013 Call @ $12.00	2,430

3,100	General Motors Co.
	January 2013 Call @ $28.00	4,216

700	Valeant Pharmaceuticals International, Inc. (Canada)
	January 2013 Call @ $65.00	315

800	Valeant Pharmaceuticals International, Inc. (Canada)
	January 2013 Call @ $62.50	880

2,000	Walgreens Co.
	April 2013 Call @ $39.00	1,520

	Total (Premiums Received $10,849)	$ 11,081

PUT OPTIONS WRITTEN

Underlying Security
Expiration Date/Exercise Price		Value

Shares Subject
to Put

2,000	General Motors Co.
	January 2013 Put @ $26.00	340

	Total (Premiums Received $1,019)	$ 340

	PSG Tactical Growth Fund
	Notes to Financial Statements
	December 31, 2012 (Unaudited)

1. SECURITY TRANSACTIONS
At December 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,915,794 amounted to $14,325 which consisted of aggregate gross unrealized appreciation of
$425,082 and aggregate gross unrealized depreciation of $410,757.

2. SECURITIES VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,947,883	$0	$0	$6,947,883
Closed End Funds	$778,389	$0	$0	$778,389
Corportate Bonds	$284,877	$0	$0	$284,877
Exchange Traded Funds	$1,686,481	$0	$0	$1,686,481
Preffered Stocks	$409,630	$0	$0	$409,630
Put Options	$33,810	$0	$0	$33,810
Senior Notes	$27,530	$0	$0	$27,530
Cash Equivalents	$5,760,974	$0	$0	$5,760,974
Total	$15,929,574	$0	$0	$15,929,574

ITEM 2. CONTROLS AND PROCEDURES.

a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSG CAPITAL MANAGEMENT TRUST

By:

/s/ Robert H. Carson

Robert H. Carson

Trustee, President and Principal Executive Officer

Date February 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Jonathan V. Gordani

Jonathan V. Gordani

Trustee, Treasurer and Principal Financial Officer

Date February 27, 2013